BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2024
Ninjas in Pyjamas Gaming AB [Member]
Business Acquisition [Line Items]
SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED BASED ON THEIR FAIR VALUE

On the acquisition date January 10, 2023, the allocation of the consideration of the assets acquired and liabilities assumed based on their fair value was as follows:

Amount
Fair value of consideration transferred	$168,000,000
Fair value of the assets acquired and the liabilities assumed
Net working capital(1)	1,989,535
Property and equipment, net	61,925
Intangible assets – league tournaments right	45,985,000
Intangible assets – Brand name	24,053,000
Intangible assets – Talent acquisition costs	907,590
Non-operating asset/liability	34,020
Deferred tax liability(2)	(14,427,828)
Total identifiable assets	58,603,242
Goodwill	$109,396,758

(1)	Among which, cash acquired from acquisition of Ninjas in Pyjamas was $1,707,373.

(2)	Deferred tax liabilities were calculated based on appreciation fair value of all intangible assets multiplied by income tax rate.

SCHEDULE OF BUSINESS ACQUISITION PRO FORMA INFORMATION

The pro forma information for the periods set forth below gives effect to the business acquisition as if the business combination had occurred as of January 1, 2023. This pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the transactions been consummated as of that time.

For the Year ended December 31, 2023
Net revenue	$83,733,206
Net loss	$(13,264,218)
Net loss per share - basic and diluted	$(1.54)

WuhaWuhan YoungWill Network Technology Co Ltd [Member]
Business Acquisition [Line Items]
SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED BASED ON THEIR FAIR VALUE

On the acquisition date of October 2, 2024, the allocation of the consideration of the assets acquired and liabilities assumed based on their fair value was as follows:

Amount
Fair value of consideration transferred	$3,311,721
Fair value of contingent consideration payables	404,418
Fair value of consideration transferred	3,716,139

Fair value of the assets acquired and the liabilities assumed
Net working capital (3)	149,294
Intangible assets – Customer relationships	3,904,524
Intangible assets – Agency contract rights	1,809,761
Intangible assets – Brand name	669,754
Non-operating asset/liability	866,642
Deferred tax liability(4)	(1,596,010)
Less: Redeemable non-controlling interests	(2,841,123)
Total identifiable assets	2,962,842
Goodwill	$753,297

(3)	Among which, cash acquired from acquisition of Young Will was $296,139.

(4)	Deferred tax liabilities were calculated based on appreciation fair value of all intangible assets multiplied by income tax rate.

SCHEDULE OF BUSINESS ACQUISITION PRO FORMA INFORMATION

The pro forma information for the periods set forth below gives effect to the business acquisition as if the business combination had occurred as of January 1, 2023. This pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the transactions been consummated as of that time.

	For the Year ended December 31,
	2023	2024
Net revenue	$99,019,525	$91,497,992
Net loss	$(12,887,994)	$(12,110,118)
Net loss per share - basic and diluted	$(1.49)	$(0.68)